Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalent	$ 318,485	$ 295,937	$ 243,494
Computer Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	5	5
Software licenses
Property, Plant and Equipment, Estimated Useful Lives	5	5